Customers and Other Financing and Non-Financing Accounts Receivable	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Customers and Other Financing and Non-Financing Accounts Receivable	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING ACCOUNTS RECEIVABLE
As of June 30, 2023 and December 31, 2022, accounts receivable and other receivables were as follows:
A.    Customers

	June 30, 2023		December 31, 2022
Domestic customers, net	Ps.	72,378,073	Ps.	69,979,713
Export customers, net	41,098,112		37,137,432
Total customers, net	Ps.	113,476,185	Ps.	107,117,145

B.    Other financial and non-financial accounts receivable

	June 30, 2023		December 31, 2022
Financial assets:
Sundry debtors (1)	Ps.	50,141,443	Ps.	40,074,758
Employees and officers	5,179,999		4,965,645
Total financial assets	Ps.	55,321,442	Ps.	45,040,403
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	61,733,516	Ps.	44,597,094
Special Tax on Production and Services	22,891,100		75,213,134
Other accounts receivable	5,142,859		2,911,791
Total non-financial assets	Ps.	89,767,475	Ps.	122,722,019
(1)